Operating costs and expenses (exclusive of depreciation and amortization)	12 Months Ended
Dec. 31, 2021
Operating costs and expenses (exclusive of depreciation and amortization)
Operating costs and expenses (exclusive of depreciation and amortization)

11.  Operating costs and expenses (exclusive of depreciation and amortization)

	For the year ended
	December 31,
	2021	2020	2019
Personnel expenses	(4,183,569)	(2,579,958)	(2,234,309)
Marketing expenses	(2,113,439)	(1,105,247)	(1,046,678)
Subcontractor and other costs related to provision of services	(430,276)	(194,644)	(186,337)
Office rent and maintenance	(306,116)	(176,672)	(206,501)
Professional services	(470,918)	(335,681)	(347,963)
Insurance services	(169,537)	(181,047)	(111,251)
Hosting and other website maintenance	(81,471)	(46,325)	(40,421)
Other operating expenses	(193,889)	(71,726)	(126,803)
Operating costs and expenses (exclusive of depreciation and amortization)	(7,949,215)	(4,691,300)	(4,300,263)

Contributions to state pension funds recognised within “Personnel expenses” is 602,977 for the year ended December 31, 2021, 375,977 for the year ended December 31, 2020 and 291,211 for the year ended December 31, 2019.